Financial assets at fair value through other comprehensive income and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income/Financial investments
	The Group		The Bank
	2018	2017	2018	2017
	£m	£m	£m	£m
Available for sale debt securities and other eligible bills		52,020		49,197
Available for sale equity securities		1,834		277
Held to maturity debt securities		5,109		5,109
Financial investments	-	58,963	-	54,583